Borrowings - Maturities of borrowings (Details) ¥ in Thousands	Dec. 31, 2022 JPY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
2023	¥ 99,168
2024	95,897
2025	67,796
2026	54,312
2027	554,312
2028 and thereafter	377,452
Total	¥ 1,248,937